Other Payables and Accrued Liabilities (Details) - USD ($)		12 Months Ended
	Apr. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Payables and Accrued Liabilities [Abstract]
Recognized deposits
Deposits revenue
Transaction costs payable	$ 300,000		$ 300,000
Percentage of cash and issue	3.00%
Number of shares (in Shares)	840,000
Business days	50 days